INCOME TAXES - Reconciliation of Federal Tax Rate (Details)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	(0.60%)	4.80%	5.80%
Change in cash surrender value	0.40%	(0.60%)	(1.20%)
Meals and entertainment	(0.40%)	(0.60%)	1.20%
Change in unrecognized tax benefits	0.60%	1.20%	1.40%
Adjustment to prior year tax accruals	0.10%	(0.20%)	2.10%
Foreign statutory rate differential	0.20%	0.30%	0.00%
Rate adjustment to deferred taxes	0.00%	(2.10%)	0.00%
Deficiencies on equity awards	(2.40%)	(0.40%)	0.70%
Valuation allowance	(34.70%)	(309.30%)	(2.00%)
Permanent and other items	(0.10%)	0.10%	0.10%
Effective tax rate	(1.90%)	(271.80%)	43.10%